Operating Segment - Disclosure of Detailed Information About Geographical Information (Details) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Statement Line Items [Line Items]
Revenue	$ 42,094	$ 56,750
New Zealand [Member]
Statement Line Items [Line Items]
Revenue	14,876	20,984
Australia [Member]
Statement Line Items [Line Items]
Revenue	9,825	17,570
United States [Member]
Statement Line Items [Line Items]
Revenue	17,079	14,383
Europe [Member]
Statement Line Items [Line Items]
Revenue	$ 314	$ 3,813